Joint Venture	12 Months Ended
Dec. 31, 2011
Joint Venture [Abstract]
Joint Venture

(6) Joint Venture

Kreher Steel Co., LLC is a 50% owned joint venture of the Company. It is a metals distributor of bulk quantities of alloy, special bar quality and stainless steel bars, headquartered in Melrose Park, Illinois.

The following information summarizes the Company’s participation in the joint venture as of and for the year ended December 31:

	September 30,	September 30,	September 30,
	2011	2010	2009
Equity in earnings of joint venture	$11,727	$5,585	$402
Investment in joint venture	36,460	27,879	23,468
Sales to joint venture	362	973	486
Purchases from joint venture	884	223	118

The following information summarizes financial data for this joint venture as of and for the year ended December 31:

	September 30,	September 30,	September 30,
	2011	2010	2009
Revenues	$269,657	$188,107	$108,963
Net income	23,643	11,035	803
Current assets	111,263	71,611	50,604
Non-current assets	22,979	17,880	17,661
Current liabilities	59,952	32,828	19,852
Non-current liabilities	3,089	2,872	3,137
Members’ equity	71,199	53,791	45,275
Capital expenditures	6,736	2,271	249
Depreciation and amortization	1,603	1,720	1,830